OTHER PAYABLES AND ACCRUED EXPENSES	6 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES

16. OTHER PAYABLES AND ACCRUED EXPENSES

As of June 30, 2024 and December 31, 2023, other payables and accrued expenses consist of:

	June 30, 2024	December 31, 2023
	(Unaudited)
Advances from unrelated third parties (i)	$889,346	$621,146
Other taxes payable (ii)	3,051,412	4,133,972
Accrued professional fees	60,000	230,000
Amount due to employees (iii)	194,638	158,396
Others	37,252	80,711
	$4,232,648	$5,224,225

(i)	The advances from unrelated parties are non-interest bearing and due on demand.

(ii)	The other taxes payable were the amounts due to the value added tax, business tax, city maintenance and construction tax, and individual income tax.

(iii)	The amounts due to employees were pertaining to employees’ out-of-pocket expenses for travel and meal allowance, etc.